Summary of number and weighted average exercise prices of deferred shares units (Details)	9 Months Ended
	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares
Notes and other explanatory information [abstract]
Number of options, beginning | shares	76,024	74,371
Weighted average exercise price, beginning | $ / shares	$ 25.77	$ 20.74
Number of options, granted - replacement options | shares		12,949
Weighted average exercise price, granted - replacement options | $ / shares		$ 50.65
Number of options, cancelled / forfeited | shares	(27,843)	(7,258)
Weighted average exercise price, cancelled / forfeited | $ / shares	$ 13.83	$ 34.90
Number of options, ending | shares	48,181	80,062
Weighted average exercise price, ending | $ / shares	$ 31.27	$ 12.50